Capital stock	12 Months Ended
Mar. 27, 2021
Equity [Abstract]
Capital stock
10.	Capital stock:
Authorized capital stock of the Company consists of an unlimited number of no par value preferred shares and two classes of common stock outstanding: Class A and Class B. Class A voting shares receive one vote per share. The Class B multiple voting shares have substantially the same rights as the Class A voting shares except that each share of Class B multiple voting shares receives 10 votes per share. The issued and outstanding shares are as follows:

	Class A common stock		Class B common stock		Total common stock
	Number of Shares	Amount	Number of Shares	Amount	Number of Shares	Amount
Balance as of March 30, 2019	10,242,911	$35,593	7,717,970	$57,755	17,960,881	$93,348

Exercise of stock options	10,000	20	—	—	10,000	20

Balance as of March 28, 2020	10,252,911	35,613	7,717,970	$57,755	17,970,881	$93,368

Exercise of stock options and warrants	358,062	1,748	—	—	358,062	1,748

Balance as of March 27, 2021	10,610,973	$37,361	7,717,970	$57,755	18,328,943	$95,116

On August 13, 2020, the Company was notified by NYSE American that it was
not
in
compliance
with
the
continued
listing
standards
set
forth
in Section 1003(a)(ii) of the NYSE American Company Guide. That section applies if a listed company has stockholders’ equity of less than U.S. $4.0 million and has reported losses from continuing operations and/or net losses in three of its four most recent fiscal years. Furthermore, on December 9, 2020, the Company was notified by NYSE American that it was not in compliance with the continued listing standards set forth in Section 1003(a)(i) of the Company Guide. That section applies if a listed company has stockholders’ equity of less than U.S. $2.0 million and has reported losses from continuing operations and/or net losses in two of its three most recent fiscal years.
On October 22, 2020, the Company received notice that NYSE American had accepted the Company’s plan that was submitted on September 6, 2020, to regain compliance with the continued listing standards. The Company has been granted a plan period through February 6, 2022 to regain compliance.
The Company is subject to periodic review by NYSE American during the Plan Period. If the Company does not regain compliance by the end of the Plan
Period
, or if the Company does not make progress consistent with the plan during the Plan Period, NYSE American may initiate delisting procedures as appropriate.